Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations

Period ending June 30,	Amount
2022	6,668
2023	6,583
2024	6,592
2025	6,388
2026	6,388
2027 and thereafter	26,784
Total	$ 59,403